DERIVATIVE FINANCIAL INSTRUMENTS - Notional Amount of Derivative Positions (Details) cbm in Thousands, Mcf in Thousands, $ in Millions	Dec. 31, 2019 USD ($) Mcf T cbm	Dec. 31, 2018 USD ($) Mcf T cbm
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 19,740	$ 9,915
Foreign exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	6,261	1,652
Cross currency swaps
Disclosure of detailed information about hedging instruments [line items]
Notional amount	374	15
Interest rate derivatives
Disclosure of detailed information about hedging instruments [line items]
Notional amount	13,058	8,217
Equity derivatives
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 47	$ 31
Commodity Swap Contract, Oil Based Fuel
Disclosure of detailed information about hedging instruments [line items]
Commodity instruments (in Cbm, Mcf, T) | cbm	5,390	6,170
Commodity Swap Contract, Natural Gas
Disclosure of detailed information about hedging instruments [line items]
Commodity instruments (in Cbm, Mcf, T) | Mcf	11,740	8,220
Commodity Swap Contract, Lead
Disclosure of detailed information about hedging instruments [line items]
Commodity instruments (in Cbm, Mcf, T) | T	20,420	0
Commodity Swap Contract, Tin
Disclosure of detailed information about hedging instruments [line items]
Commodity instruments (in Cbm, Mcf, T) | T	2,548	0
Commodity Swap Contract, Polypropylene
Disclosure of detailed information about hedging instruments [line items]
Commodity instruments (in Cbm, Mcf, T) | T	31,120	0